Restatement of the March 31, 2023 Financial Statements	12 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement of the March 31, 2023 Financial Statements	RESTATEMENT OF THE MARCH 31, 2023 FINANCIAL STATEMENTS
Subsequent to the issuance of the March 31, 2023 financial statements, Mitsubishi UFJ Financial Group, Inc. (“MUFG”) concluded it was necessary to restate the March 31, 2023 consolidated financial statements to correct an error related to the accounting treatment for the elimination of the three-month reporting lag in connection with the sale of MUFG Union Bank N.A. (“MUFG Union Bank”) that was completed on December 1, 2022 (the “sale date”).
Prior to the sale of MUFG Union Bank, we treated the December 31 fiscal year end of MUFG Union Bank as coterminous with MUFG’s fiscal year end of March 31 and consolidated the subsidiary on a three-month lag pursuant to ASC 810-10-45-12. Upon deconsolidation of MUFG Union Bank, the profit, loss and other comprehensive income for the three-month period preceding the sale date were not reflected on our consolidated statements of operations and comprehensive income but instead were recognized as direct adjustments to the retained earnings and accumulated other comprehensive income, respectively, as a reduction of the carrying value of MUFG Union Bank, as previously reported in our consolidated financial statements for the fiscal year ended March 31, 2023.
Subsequent to the issuance of our March 2023 financial statements, we received comments on the financial statements from the staff of the Securities and Exchange Commission. In response to these comments, MUFG concluded that the carrying basis of MUFG Union Bank used in the deconsolidation, and resulting measurement of the gain on sale, should have been based on the amounts as of the date three months prior to the sale date. Correction of this error results in amounts previously recognized as direct adjustments to equity, including retained earnings of ¥223,273 million, net of tax, being recognized as reductions of the gain on sale.
The following table presents the adjustments resulting from the correction of the error, the previously reported amounts and the restated amounts, by each financial statement line item and the per-share amounts affected, for the year ended March 31, 2023.

	March 31, 2023
(in millions)	As Previously Reported	Adjustments	As Restated
Consolidated Statement of Operations
Gain on sale of MUFG Union Bank (Note 2)	¥557,954	¥(208,512)	¥349,442
Total Non-interest income	1,695,422	(208,512)	1,486,910
Income (loss) before income tax expense (benefit)	656,734	(208,512)	448,222
Income tax expense (benefit) (Note 8)	26,413	14,761	41,174
Net income (loss) before attribution of noncontrolling interests	630,321	(223,273)	407,048
Net income (loss) attributable to Mitsubishi UFJ Financial Group	599,908	(223,273)	376,635
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	599,908	(223,273)	376,635
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥48.70	¥(18.12)	¥30.58
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	48.39	(18.13)	30.26

Consolidated Statement of Comprehensive Income
Net income (loss) before attribution of noncontrolling interests	¥630,321	¥(223,273)	¥407,048
Other comprehensive income, net of tax (Note 20):
Net unrealized gains (losses) on investment securities	(220,772)	17,817	(202,955)
Net unrealized losses on derivatives qualifying for cash flow hedges	5,398	(10,515)	(5,117)
Defined benefit plans (Note 13)	7,262	(27,593)	(20,331)
Total Other comprehensive income, net of tax (Note 20)	657,399	(20,291)	637,108
Comprehensive income	1,287,720	(243,564)	1,044,156
Comprehensive income attributable to Mitsubishi UFJ Financial Group	1,237,358	(243,564)	993,794

Consolidated Statement of Equity
Unappropriated retained earnings (Note 19):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥599,908	¥(223,273)	¥376,635
Elimination of the difference in reporting periods of the transferred business (Note 2)	(223,273)	223,273	—
Accumulated other comprehensive income (loss), net of taxes:
Net change during the fiscal year	637,450	(20,291)	617,159
Elimination of the difference in reporting periods of the transferred business (Note 2)	(20,291)	20,291	—

Consolidated Statement of Cash Flows
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥630,321	¥(223,273)	¥407,048
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Gain on sale of MUFG Union Bank (Note 2)	(557,954)	208,512	(349,442)
Provision (benefit) for deferred income tax expense	(427,776)	17,501	(410,275)
Other—net	874,791	(2,740)	872,051